Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul. 27, 2012
GNMA Fund (Prospectus Summary) | GNMA Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GNMA Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of the SunAmerica GNMA Fund (the "GNMA Fund" or the "Fund") is current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with capital appreciation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder
Account Information-Sales Charge Reductions and Waivers" section on page 21 of the Fund's Prospectus and in the "Additional Information Regarding Purchase
		of Shares" section on page 81 of the Fund's statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value
		of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would
		be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY AND TECHNIQUES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund's principal investment strategy is fixed income investing. The strategy of "fixed income investing" in which the Fund engages includes utilizing economic research and analysis of current economic conditions, potential fluctuations in interest rates, and, where relevant, the strength of the underlying issuer.

The principal investment technique of the Fund is active trading of mortgage-backed securities issued or guaranteed by the Government National
Mortgage Association (GNMA) without regard to the maturities of such securities.
Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities. The Fund may also invest in other types of U.S. government securities.

The GNMA is a government owned corporation and a federal agency which issues mortgage backed securities that represent an interest in a pool or pools of mortgages. The Fund may purchase certain securities issued by GNMA known as pass-through certificates. GNMA guarantees the full and timely payment of all interest and principal by GNMA and such guarantee is backed by the full faith and credit of the U.S. government.

The principal investment strategy and principal investment techniques of the
Fund may be changed without shareholder approval. You will receive at least sixty (60) days' notice of any change to the 80% investment policy set forth
		above.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Interest Rate Fluctuations. Interest rates and bond prices typically move inversely to each other. Thus, as interest rates rise, bond prices typically fall and as interest rates fall, bond prices typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. In addition, the market tends to discount prices of GNMA securities for prepayment risk when interest rates decline. As a result, the prices of GNMA securities typically do not rise as much as the prices of comparable bonds during periods of falling interest rates.

Bond Market Volatility. The bond markets as a whole could go up or down
(sometimes dramatically). This could affect the value of the securities in the Fund's portfolio.

Prepayment Risk. The Fund will invest significantly in mortgage-backed securities, which entails the risk that the underlying principal may be
"prepaid" at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates.
As a result of prepayments, the Fund may lose potential price appreciation and may be required to reinvest its assets in securities with lower interest rates.
In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities. Generally, long-term bonds are more interest-rate sensitive.

Active Trading. As part of the Fund's principal investment technique, the Fund may engage in active trading of its portfolio securities. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. During periods of increased market volatility, active trading may be more pronounced.

Securities Selection. A strategy used by the Fund, or securities selected by a
		portfolio manager, may fail to produce the intended return.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns to those of the
BofA Merrill Lynch Mortgages GNMA Master Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Of course, past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.safunds.com or can be obtained by phone at
		800-858-8850 ext. 6003.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns to those of the BofA Merrill Lynch Mortgages GNMA Master Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-858-8850 ext. 6003
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.safunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GNMA FUND (Class A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the 10-year period shown in the Bar Chart, the highes return for a quarter was 5.02% (quarter ended December 31, 2008) and the lowest return for a quarter was -2.15% (quarter ended June 30 , 2004). The Fund's cumulative year-to-date
		return through the most recent calendar quarter ended June 30, 2012 was 0.11%.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The after-tax returns shown were calculated using the
historical highest individual federal marginal income
tax rates, and do not reflect the impact of state and
local taxes. An investor's actual after-tax returns depend
on the investor's tax situation and may differ from those
shown in the above table. The after-tax returns shown
are not relevant to investors who hold their shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares.
		After-tax returns for other classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2011)
GNMA Fund (Prospectus Summary) | GNMA Fund | BofA Merrill Lynch Mortgages GNMA Master Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch Mortgages GNMA Master Index
1 Year	rr_AverageAnnualReturnYear01	7.85%
5 Years	rr_AverageAnnualReturnYear05	6.92%
10 Years	rr_AverageAnnualReturnYear10	5.91%
GNMA Fund (Prospectus Summary) | GNMA Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	rr_ExpensesOverAssets	1.14%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.99%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	571
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	775
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	996
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,630
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	571
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	775
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	996
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,630
Annual Return 2002	rr_AnnualReturn2002	11.53%
Annual Return 2003	rr_AnnualReturn2003	2.12%
Annual Return 2004	rr_AnnualReturn2004	3.94%
Annual Return 2005	rr_AnnualReturn2005	2.28%
Annual Return 2006	rr_AnnualReturn2006	3.57%
Annual Return 2007	rr_AnnualReturn2007	6.92%
Annual Return 2008	rr_AnnualReturn2008	8.68%
Annual Return 2009	rr_AnnualReturn2009	2.99%
Annual Return 2010	rr_AnnualReturn2010	6.13%
Annual Return 2011	rr_AnnualReturn2011	7.31%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's cumulative year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.15%)
Label	rr_AverageAnnualReturnLabel	Class A
1 Year	rr_AverageAnnualReturnYear01	2.20%
5 Years	rr_AverageAnnualReturnYear05	5.36%
10 Years	rr_AverageAnnualReturnYear10	4.99%
GNMA Fund (Prospectus Summary) | GNMA Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions (Class A)
1 Year	rr_AverageAnnualReturnYear01	0.45%
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years	rr_AverageAnnualReturnYear10	3.36%
GNMA Fund (Prospectus Summary) | GNMA Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares (Class A)	[4]
1 Year	rr_AverageAnnualReturnYear01	1.83%
5 Years	rr_AverageAnnualReturnYear05	3.58%
10 Years	rr_AverageAnnualReturnYear10	3.32%
GNMA Fund (Prospectus Summary) | GNMA Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	rr_ExpensesOverAssets	1.86%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.64%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	567	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	817	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,092	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,770	[5]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	167	[5]
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	517	[5]
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	892	[5]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,770	[5]
Label	rr_AverageAnnualReturnLabel	Class B
1 Year	rr_AverageAnnualReturnYear01	2.61%
5 Years	rr_AverageAnnualReturnYear05	5.37%
10 Years	rr_AverageAnnualReturnYear10	4.82%
GNMA Fund (Prospectus Summary) | GNMA Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	rr_ExpensesOverAssets	1.81%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.64%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	267
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,944
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	167
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	517
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	892
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,944
Label	rr_AverageAnnualReturnLabel	Class C
1 Year	rr_AverageAnnualReturnYear01	5.70%
5 Years	rr_AverageAnnualReturnYear05	5.71%
10 Years	rr_AverageAnnualReturnYear10	4.83%

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 20-22 of the Prospectus for more information about the CDSCs.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 0.99%, 1.64% and 1.64%, for Class A, B and C shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees.
[3]	Any waivers or reimbursements made by SunAmerica with respect to the Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 2 above.
[4]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
[5]	Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, the expense ratios used in the calculations for years 9 and 10 are the same for both Class A and Class B shares.